T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 96.1%			Household Durables 1.3%

COMMUNICATION SERVICES 1.9%			Cavco Industries (1)	66,046	11,909
			Skyline Champion (1)	616,056	16,492
Entertainment 0.7%
			Tempur Sealy International (1)	233,808	20,853
Cinemark Holdings	745,549	7,455	TRI Pointe Group (1)	870,182	15,785
Zynga, Class A (1)	3,304,505	30,137
					65,039
		37,592
			Internet & Direct Marketing Retail 0.0%
Media 1.2%
			A Place for Rover, Acquisition
Cable One	29,523	55,664	Date:5/25/18, Cost $155
National CineMedia	1,688,409	4,584	(1)(2)(3)	22,774	131
		60,248			131
Total Communication Services		97,840	Multiline Retail 1.0%
CONSUMER DISCRETIONARY 10.2%			Ollie's Bargain Outlet Holdings
			(1)	582,891	50,916
Auto Components 0.7%
					50,916
Gentherm (1)	424,330	17,355
Stoneridge (1)	416,700	7,655	Specialty Retail 3.9%
Visteon (1)	107,720	7,456	Aaron's	647,335	36,671
		32,466	Burlington Stores (1)	268,761	55,389
			Five Below (1)	82,700	10,503
Diversified Consumer Services 0.8%			Michaels (1)	1,711,519	16,525
Bright Horizons Family Solutions			Monro	528,500	21,441
(1)	169,336	25,746	RH (1)	52,004	19,898
ServiceMaster Global Holdings
(1)	277,269	11,057	Vroom (1)	53,772	2,784
Strategic Education	43,520	3,981	Vroom, Acquisition Date:
			6/30/17 - 11/21/19, Cost
		40,784	$6,501 (1)(3)	643,266	31,643
Hotels, Restaurants & Leisure 2.4%					194,854
BJ's Restaurants	616,343	18,145	Textiles, Apparel & Luxury Goods 0.1%
Chuy's Holdings (1)	766,803	15,014	Allbirds, Acquisition Date:
Denny's (1)	884,361	8,844	10/10/18 - 12/21/18, Cost
Drive Shack (1)	1,522,000	1,705	$2,915 (1)(2)(3)	265,810	3,073
Dunkin' Brands Group	193,908	15,883	Steven Madden	109,200	2,129
Fiesta Restaurant Group (1)	1,090,853	10,221			5,202
Papa John's International	567,053	46,657	Total Consumer Discretionary		512,283
Red Robin Gourmet Burgers (1)	487,976	6,422
		122,891

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CONSUMER STAPLES 4.7%			Venture Global LNG, Series B,
			Acquisition Date: 3/8/18, Cost
Beverages 1.8%			$577 (1)(2)(3)	191	735
Boston Beer, Class A (1)	104,715	92,501	Venture Global LNG, Series C,
			Acquisition Date: 5/25/17 -
		92,501	3/8/18, Cost $8,412 (1)(2)(3)	2,319	8,924
Food Products 2.8%					55,739
Cal-Maine Foods (1)	673,843	25,855	Total Energy		109,120
Nomad Foods (1)	819,802	20,888	FINANCIALS 13.9%
Post Holdings (1)	349,020	30,016	Banks 7.1%
Sanderson Farms	176,178	20,784
TreeHouse Foods (1)	654,975	26,546	Atlantic Capital Bancshares (1)	475,282	5,394
Utz Brands	866,860	15,517	BankUnited	1,274,636	27,927
Utz Brands, Warrants, 11/26/23			Bridge Bancorp	402,600	7,017
(1)	228,120	1,492	Columbia Banking System	321,904	7,677
			CrossFirst Bankshares (1)	740,562	6,436
		141,098
			Dogwood State Bank, Non-
Personal Products 0.1%			Voting Shares, Acquisition
			Date:5/6/19, Cost $1,511
BellRing Brands, Class A (1)	299,183	6,205	(1)(2)(3)	151,114	793
		6,205	Dogwood State Bank, Voting
Total Consumer Staples		239,804	Shares, Acquisition Date:
			5/6/19, Cost $742 (1)(2)(3)	74,220	390
ENERGY 2.2%			Dogwood State Bank, Warrants,
			5/6/24, Acquisition Date:
Energy Equipment & Services 1.1%			5/6/19, Cost $ — (1)(2)(3)	22,533	—
Cactus, Class A	293,200	5,626	East West Bancorp	511,239	16,738
Computer Modelling Group			Equity Bancshares, Class A (1)	380,200	5,893
(CAD)	777,800	3,014	FB Financial	627,550	15,764
Dril-Quip (1)	215,800	5,343	First Bancshares	438,932	9,204
Halliburton	1,684,872	20,303	Grasshopper Bancorp,
Liberty Oilfield Services, Class A	1,740,304	13,905	Acquisition Date: 10/12/18 -
NexTier Oilfield Solutions (1)	2,805,300	5,190	5/2/19, Cost $2,456 (1)(2)(3)	245,627	1,818
			Grasshopper Bancorp,
		53,381	Warrants, 10/12/28,
Oil, Gas & Consumable Fuels 1.1%			Acquisition Date: 10/12/18,
			Cost $— (1)(2)(3)	47,055	130
Devon Energy	910,474	8,613	Heritage Commerce	1,143,312	7,609
Diamondback Energy	583,867	17,586	Heritage Financial	470,800	8,658
Magnolia Oil & Gas, Class A (1)	2,212,576	11,439	Home BancShares	1,550,039	23,499
Parsley Energy, Class A	523,779	4,903	Investors Bancorp	1,321,200	9,592
Seven Generations Energy,
Class A (CAD) (1)	1,312,561	3,539	Live Oak Bancshares	583,607	14,783
			Origin Bancorp	534,739	11,422
			Pacific Premier Bancorp	786,760	15,845

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Pinnacle Financial Partners	673,084	23,955	State Auto Financial	261,023	3,592
Popular	275,700	10,000			137,467
Professional Holding, Class A (1)	175,097	2,348
Professional Holding, Series A,			Thrifts & Mortgage Finance 1.7%
Acquisition Date: 8/28/20,			Capitol Federal Financial	935,886	8,671
Cost $718 (1)(3)	66,757	850	Essent Group	599,979	22,205
Prosperity Bancshares	317,844	16,474	Meridian Bancorp	1,110,418	11,493
Sandy Spring Bancorp	342,900	7,914	PennyMac Financial Services	694,990	40,393
Seacoast Banking (1)	1,030,996	18,589	Sterling Bancorp	732,862	2,206
Signature Bank	208,095	17,270
					84,968
South State	464,580	22,370
Towne Bank	218,755	3,587	Total Financials		701,024
Webster Financial	495,398	13,083	HEALTH CARE 19.9%
Western Alliance Bancorp	723,855	22,888	Biotechnology 7.8%
		355,917	ACADIA Pharmaceuticals (1)	152,638	6,296
Capital Markets 1.4%			Acceleron Pharma (1)	216,427	24,355
Cboe Global Markets	391,099	34,315	Agios Pharmaceuticals (1)	277,253	9,704
Conyers Park II Acquisition (1)	731,638	7,792	Allogene Therapeutics (1)	100,849	3,803
Open Lending, Class A (1)	548,135	13,978	Apellis Pharmaceuticals (1)	86,600	2,613
StepStone Group, Class A,			Arcutis Biotherapeutics (1)	68,193	1,998
Acquisition Date: 8/19/19,			Argenx, ADR (1)	176,675	46,381
Cost $3,631 (1)(3)	404,676	10,230	Ascendis Pharma, ADR (1)	334,045	51,550
StepStone Group, Class A (1)	227,030	6,041	Avidity Biosciences (1)	72,087	2,029
		72,356	Blueprint Medicines (1)	264,919	24,558
Consumer Finance 1.0%			CareDx (1)	105,269	3,994
			CRISPR Therapeutics (1)	33,613	2,811
Encore Capital Group (1)	507,169	19,572	Enanta Pharmaceuticals (1)	24,600	1,126
PRA Group (1)	547,581	21,876	Flame Biosciences, Acquisition
SLM	1,096,200	8,868	Date:9/28/20, Cost $1,212
		50,316	(1)(2)(3)	185,000	1,212
			G1 Therapeutics (1)	146,720	1,695
Insurance 2.7%			Generation Bio (1)	97,379	3,010
Assurant	290,821	35,280	Generation Bio, Acquisition
Axis Capital Holdings	597,709	26,323	Date:1/9/20, Cost $2,204
Hanover Insurance Group	232,159	21,633	(1)(3)	223,149	6,553
Safety Insurance Group	144,191	9,962	Global Blood Therapeutics (1)	473,202	26,092
Selective Insurance Group	646,344	33,280	Homology Medicines (1)	242,265	2,592
Selectquote (1)	151,923	3,076	IGM Biosciences (1)	104,092	7,683
Selectquote, Acquisition Date:			Insmed (1)	854,326	27,458
5/6/20, Cost $4,043 (1)(3)	224,611	4,321	Intellia Therapeutics (1)	107,376	2,135
			Iovance Biotherapeutics (1)	77,400	2,548
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Kodiak Sciences (1)	313,333	18,552	Molina Healthcare (1)	331,034	60,593
Legend Biotech, ADR (1)	32,214	994	Oak Street Health, Acquisition
Orchard Therapeutics, ADR (1)	324,201	1,332	Date: 3/5/20 - 8/12/20, Cost
			$3,067 (1)(3)	291,708	14,809
PTC Therapeutics (1)	102,100	4,773	Oak Street Health (1)	52,699	2,816
Radius Health (1)	1,044,333	11,843	Pennant Group (1)	307,388	11,853
RAPT Therapeutics (1)	153,300	4,936	Providence Service (1)	185,800	17,263
Scholar Rock Holding (1)	306,307	5,419	U. S. Physical Therapy	211,715	18,394
Seattle Genetics (1)	117,721	23,037
Turning Point Therapeutics (1)	139,037	12,146			194,154
Ultragenyx Pharmaceutical (1)	347,198	28,536	Health Care Technology 0.4%
Xencor (1)	406,060	15,751	Accolade (1)	57,551	2,237
Zentalis Pharmaceuticals (1)	64,357	2,104	HMS Holdings (1)	688,315	16,485
		391,619			18,722
Health Care Equipment & Supplies 4.9%			Life Sciences Tools & Services 0.7%
AtriCure (1)	352,351	14,059	Adaptive Biotechnologies (1)	180,976	8,801
Avanos Medical (1)	568,746	18,894	Bruker	675,385	26,847
Axonics Modulation
Technologies (1)	123,377	6,297			35,648
ICU Medical (1)	124,140	22,688	Pharmaceuticals 2.3%
Inari Medical (1)	36,973	2,552	Cara Therapeutics (1)	231,948	2,952
iRhythm Technologies (1)	201,447	47,967	Catalent (1)	631,746	54,115
JAND, Class A, Acquisition Date:			MyoKardia (1)	283,691	38,676
3/9/18, Cost $3,072 (1)(2)(3)	195,430	4,794	Odonate Therapeutics (1)	28,353	381
Mesa Laboratories	32,691	8,328	Reata Pharmaceuticals, Class A
Nevro (1)	139,433	19,423	(1)	105,137	10,242
NuVasive (1)	230,600	11,200	TherapeuticsMD (1)	4,860,703	7,680
Outset Medical (1)	43,782	2,189	Tricida (1)	291,841	2,644
Pax Labs, Class A, Acquisition
Date: 4/18/19, Cost $7,145					116,690
(1)(2)(3)	1,897,440	3,594	Total Health Care		1,002,912
Penumbra (1)	68,814	13,376	INDUSTRIALS & BUSINESS SERVICES 16.7%
Quidel (1)	322,353	70,718
			Aerospace & Defense 2.2%
		246,079	Aerojet Rocketdyne Holdings (1)	265,629	10,596
Health Care Providers & Services 3.8%			BWX Technologies	322,515	18,161
Alignment Healthcare Partners,			Cubic	504,231	29,331
Acquisition Date: 2/28/20,			Parsons (1)	242,763	8,142
Cost $4,788 (1)(2)(3)	395,107	4,788
Amedisys (1)	180,114	42,584	Teledyne Technologies (1)	145,502	45,136
Cross Country Healthcare (1)	649,220	4,213			111,366
Hanger (1)	1,064,511	16,841
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

		Shares	$ Value		Shares	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	Airlines 0.3%			Meritor (1)	1,268,678	26,566
	Alclear Holdings, Class B,			Mueller Water Products, Class A	1,585,436	16,473
	Acquisition Date: 3/6/18 -			SPX (1)	352,712	16,359
	12/13/18, Cost $7,841			Toro	271,862	22,823
(1)	(2)(3)(4)	52,226	14,101
						292,916
			14,101
				Marine 0.6%
	Building Products 1.0%
				Matson	819,313	32,846
	Gibraltar Industries (1)	556,798	36,270
	PGT Innovations (1)	773,467	13,551			32,846
			49,821	Professional Services 1.4%
				Clarivate (1)	1,725,086	53,461
	Commercial Services & Supplies 2.1%
				Upwork (1)	912,900	15,921
	ADT	1,825,946	14,918
	Brink's	527,103	21,659			69,382
	Heritage-Crystal Clean (1)	468,100	6,249	Road & Rail 1.3%
	MSA Safety	154,300	20,702	Knight-Swift Transportation
	Rentokil Initial (GBP) (1)	4,246,819	29,354	Holdings	887,577	36,124
	Tetra Tech	117,100	11,183	Landstar System	117,433	14,737
				Saia (1)	140,400	17,710
			104,065
	Construction & Engineering 0.3%					68,571
	API Group (1)	832,558	11,847	Trading Companies & Distributors 1.3%
	API Group, Warrants, 10/10/20			Rush Enterprises, Class A	340,400	17,204
	(1)	1,127,132	1,691	SiteOne Landscape Supply (1)	414,739	50,577
			13,538			67,781
	Electrical Equipment 0.4%			Total Industrials & Business Services		844,062
	AZZ	505,419	17,245	INFORMATION TECHNOLOGY 12.9%
	Thermon Group Holdings (1)	216,400	2,430	Electronic Equipment, Instruments & Components 2.3%
			19,675	Belden	80,800	2,514
	Machinery 5.8%			CTS	862,369	18,998
	Chart Industries (1)	451,144	31,702	Littelfuse	128,955	22,869
	Enerpac Tool Group	926,300	17,424	National Instruments	836,160	29,851
	ESCO Technologies	416,802	33,577	Novanta (1)	416,422	43,866
	Federal Signal	325,600	9,524			118,098
	Graco	461,252	28,298	IT Services 1.7%
	Helios Technologies	401,017	14,597	Booz Allen Hamilton Holding	372,492	30,909
	Ingersoll Rand (1)	994,233	35,395	Euronet Worldwide (1)	205,300	18,703
	John Bean Technologies	381,572	35,062	Evo Payments, Class A (1)	90,178	2,241
	Marel (ISK)	1,058,310	5,116
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Kratos Defense & Security			MATERIALS 3.7%
Solutions (1)	883,739	17,039
ServiceTitan, Acquisition Date:			Chemicals 1.4%
11/9/18, Cost $235 (1)(2)(3)	8,945	302	Element Solutions (1)	2,413,984	25,371
StoneCo, Class A (1)	284,333	15,038	Minerals Technologies	366,500	18,728
		84,232	Quaker Chemical	140,518	25,253
Semiconductors & Semiconductor Equipment 3.1%					69,352
Entegris	865,632	64,351	Metals & Mining 2.0%
Inphi (1)	65,839	7,390	Alcoa (1)	921,200	10,714
Lattice Semiconductor (1)	1,840,999	53,315	Constellium (1)	1,345,143	10,559
MKS Instruments	56,500	6,172	ERO Copper (CAD) (1)	1,162,800	16,950
Monolithic Power Systems	21,175	5,921	Franco-Nevada (CAD)	123,109	17,203
PDF Solutions (1)	591,114	11,060	Haynes International	399,733	6,832
Semtech (1)	195,200	10,338	Lundin Mining (CAD)	1,838,773	10,260
		158,547	Northern Star Resources (AUD)	2,955,959	29,291
Software 5.8%					101,809
Asana, Class A (1)	172,321	4,963	Paper & Forest Products 0.3%
Avalara (1)	54,200	6,902	West Fraser Timber (CAD)	327,257	15,203
Ceridian HCM Holding (1)	532,643	44,023
Checkr, Acquisition Date:					15,203
6/29/18 - 12/2/19, Cost			Total Materials		186,364
$2,271 (1)(2)(3)	97,182	2,380	REAL ESTATE 5.5%
Coupa Software (1)	44,813	12,290
Descartes Systems Group (1)	817,030	46,554	Equity Real Estate Investment Trusts 4.2%
Duck Creek Technologies (1)	62,171	2,824	American Campus
Five9 (1)	355,103	46,050	Communities, REIT	686,739	23,981
			Community Healthcare Trust,
JFrog (1)	32,835	2,780	REIT	141,100	6,598
nCino (1)	25,420	2,026	CubeSmart, REIT	624,081	20,164
nCino, Acquisition Date:			Douglas Emmett, REIT	136,400	3,424
9/16/19, Cost $4,778 (1)(3)	219,696	16,630
Paycom Software (1)	79,731	24,820	EastGroup Properties, REIT	370,187	47,876
Proofpoint (1)	249,430	26,327	First Industrial Realty Trust, REIT	325,509	12,955
SS&C Technologies Holdings	716,877	43,385	Flagship Communities, REIT	158,349	2,375
Toast, Acquisition Date:			JBG SMITH Properties, REIT	956,817	25,585
9/14/18, Cost $9 (1)(2)(3)	508	33	PS Business Parks, REIT	279,612	34,222
Zendesk (1)	79,100	8,141	Regency Centers, REIT	164,235	6,244
		290,128	Rexford Industrial Realty, REIT	651,799	29,827
Total Information Technology		651,005			213,251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Real Estate Management & Development 1.3%			Rivian Automotive, Series E,
			Acquisition Date: 7/10/20,
FirstService	483,354	63,749	Cost $9,483 (1)(2)(3)	612,175	9,482

		63,749			19,338

Total Real Estate		277,000	Diversified Consumer Services 0.1%

UTILITIES 4.3%			1stdibs. com, Series D,
			Acquisition Date: 2/7/19, Cost
Electric Utilities 1.1%			$2,637 (1)(2)(3)	526,258	2,457

MGE Energy	134,294	8,415			2,457
PNM Resources	1,096,101	45,302
			Hotels, Restaurants & Leisure 0.1%

		53,717	Cava Group, Series E,
Gas Utilities 1.9%			Acquisition Date: 6/23/20,

Chesapeake Utilities	272,250	22,950	Cost $7,213 (1)(2)(3)	318,308	7,213
ONE Gas	506,618	34,962			7,213
Southwest Gas Holdings	591,444	37,320	Internet & Direct Marketing Retail 0.2%

		95,232	A Place for Rover, Series G,
			Acquisition Date: 5/11/18,
Independent Power & Renewable Electricity Producers 0.3%			Cost $2,453 (1)(2)(3)	325,849	1,877
NextEra Energy Partners	291,893	17,502	Roofoods, Series F, Acquisition
			Date:9/12/17, Cost $8,854
		17,502	(1)(2)(3)	25,043	9,733
Water Utilities 1.0%			Roofoods, Series G, Acquisition
			Date:5/16/19, Cost $339
California Water Service Group	323,337	14,049	(1)(2)(3)	811	339
Middlesex Water	235,928	14,663
					11,949
SJW Group	343,059	20,878
			Textiles, Apparel & Luxury Goods 0.1%
		49,590
			Allbirds, Series A, Acquisition
Total Utilities		216,041	Date:10/10/18, Cost $950
Total Miscellaneous Common Stocks 0.2% (5)		10,944	(1)(2)(3)	86,665	1,002
Total Common Stocks			Allbirds, Series B, Acquisition
(Cost $3,531,633)		4,848,399	Date: 10/10/18, Cost $167
			(1)(2)(3)	15,225	176

CONVERTIBLE PREFERRED STOCKS 2.6%			Allbirds, Series C, Acquisition
			Date: 10/9/18, Cost $1,596
			(1)(2)(3)	145,515	1,683
CONSUMER DISCRETIONARY 0.9%			Allbirds, Series Seed,
Automobiles 0.4%			Acquisition Date: 10/10/18,
			Cost $511 (1)(2)(3)	46,565	538
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,					3,399
Cost $6,836 (1)(2)(3)	636,266	9,856	Total Consumer Discretionary		44,356

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CONSUMER STAPLES 0.2%			Xometry, Series D, Acquisition
			Date: 7/20/20, Cost $125
Food Products 0.2%			(1)(2)(3)	12,747	123

Farmers Business Network,			Xometry, Series Seed-1,
Series D, Acquisition Date:			Acquisition Date: 9/4/20, Cost
11/3/17, Cost $6,275 (1)(2)(3)	339,830	11,233	$693 (1)(2)(3)	86,572	692
			Xometry, Series Seed-2,
Total Consumer Staples		11,233	Acquisition Date: 9/4/20, Cost
HEALTH CARE 0.4%			$305 (1)(2)(3)	38,088	305

Biotechnology 0.0%					3,130

Caris Life Sciences, Series C,			Road & Rail 0.1%
Acquisition Date: 8/14/20,			Convoy, Series C, Acquisition
Cost $2,356 (1)(2)(3)	853,615	2,356	Date:9/14/18, Cost $3,999
		2,356	(1)(2)(3)	563,190	5,643

Health Care Equipment & Supplies 0.3%			Convoy, Series D, Acquisition
			Date:10/30/19, Cost $5,376
JAND, Series E, Acquisition			(1)(2)(3)	397,082	3,979
Date: 3/9/18, Cost $3,789
(1)(2)(3)	241,083	5,914			9,622
JAND, Series F, Acquisition			Total Industrials & Business Services		12,752

Date: 4/3/20, Cost $5,398			INFORMATION TECHNOLOGY 0.9%
(1)(2)(3)	276,941	6,794

		12,708	IT Services 0.1%
			ServiceTitan, Series A-1,
Health Care Providers & Services 0.1%			Acquisition Date: 11/9/18,
Bright Health, Series E,			Cost $5 (1)(2)(3)	185	6
Acquisition Date: 9/16/20,			ServiceTitan, Series D,
Cost $6,531 (1)(2)(3)	319,884	6,531	Acquisition Date: 11/9/18,
		6,531	Cost $2,387 (1)(2)(3)	90,775	3,068
Total Health Care		21,595			3,074

INDUSTRIALS & BUSINESS SERVICES 0.2%			Software 0.8%

Machinery 0.1%			Checkr, Series C, Acquisition
			Date:4/10/18, Cost $1,791
Xometry, Series A-2, Acquisition			(1)(2)(3)	131,220	3,214
Date: 7/20/20, Cost $441			Checkr, Series D, Acquisition
(1)(2)(3)	46,043	444	Date:9/6/19, Cost $6,330
Xometry, Series C, Acquisition			(1)(2)(3)	209,265	5,125
Date: 7/20/20, Cost $160			Haul Hub, Series B, Acquisition
(1)(2)(3)	16,424	158	Date:2/14/20, Cost $1,635
Xometry, Series E, Acquisition			(1)(2)(3)	112,136	1,635
Date: 7/20/20, Cost $1,256			Plex Systems Holdings, Series
(1)(2)(3)	92,188	1,256	B, Acquisition Date: 6/9/14,
Xometry, Series B, Acquisition			Cost $1,713 (1)(2)(3)	746,493	1,608
Date:7/20/20, Cost $151			Seismic Software, Series E,
(1)(2)(3)	15,805	152	Acquisition Date: 12/13/18,
			Cost $3,462 (1)(2)(3)	109,829	4,827

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Seismic Software, Series F,
Acquisition Date: 9/25/20,			SHORT-TERM INVESTMENTS 1.3%
Cost $374 (1)(2)(3)	8,518	374

Toast, Series B, Acquisition			Money Market Funds 1.3%
Date:9/14/18, Cost $79
(1)(2)(3)	4,568	297	T. Rowe Price Government Reserve
			Fund, 0.09% (6)(7)	63,474,755	63,475
Toast, Series D, Acquisition
Date:6/27/18, Cost $5,630			Total Short-Term Investments
(1)(2)(3)	325,293	21,144	(Cost $63,475)		63,475
Toast, Series F, Acquisition
Date:2/14/20, Cost $1,396
(1)(2)(3)	30,724	1,997	Total Investments in Securities 100.0%

		40,221	(Cost $3,697,804)		$5,045,105
			Other Assets Less Liabilities 0.0%		(634)
Total Information Technology		43,295	Net Assets 100%		$5,044,471
Total Convertible Preferred Stocks
(Cost $102,696)		133,231

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $265,465 and represents 5.3% of net assets.
(4)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
ISK	Iceland Krona
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$407+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$94,383	¤	¤ $	63,475^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $407 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $63,475.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,582,169$	219,032$	47,198$	4,848,399
Convertible Preferred Stocks	—	—	133,231	133,231
Short-Term Investments	63,475	—	—	63,475
Total	$4,645,644$	219,032$	180,429$	5,045,105

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $11,324,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000 s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/20	Period	Purchases	Level 3	9/30/20
Investment in Securities
Common Stocks	$55,832$	(5,858)	$5,999	$(8,775)	$47,198
Convertible
Preferred Stocks	87,278	17,182	37,517	(8,746)	133,231

Total	$143,110$	11,324	$43,516	$(17,521)	$180,429

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Investments in	Value		Valuation	Significant Unobservable	Value or	Weighted	Impact to
Securities	(000	s)	Technique(s) +	Input(s)	Range of	Average of	Valuation from an
					Input(s)	Input(s) *	Increase in
							Input**
Common Stocks	$47,198		Recent comparable	Discount Factor	-#	-#	-#
			transaction price(s)

				Market Performance	14% - 26%	18%	Decrease
				Adjustment
			Expected present value	Discount Rate for Cost of	23%	23%	Decrease
				Equity
			Market comparable	Enterprise Value to Sales	7.2x	7.2x	Increase
				Multiple
				Discount for Lack of	10%	10%	Decrease
				Marketability
				Discount Rate for Cost of	25%	25%	Decrease
				Equity
				Enterprise Value to Gross	8.2x - 18.4x	16.9x	Increase
				Profit Multiple
				Enterprise Value to EBITDA	7.9x	7.9x	Increase
				Multiple
				Projected Enterprise Value to	10.4x	10.4x	Increase
				EBITDA Multiple

				Projected Enterprise Value to	11.9x	11.9x	Increase
				Gross Profit Multiple

				Market Performance	14% - 26%	17%	Decrease
				Adjustment
			Options pricing model	Discount for Lack of	10%	10%	Decrease
				Marketability
				Risk-free Rate	4%	4%	Increase
				Volatility	23%	23%	Increase
				Market Performance	26%	26%	Decrease
				Adjustment
Convertible	$133,231		Recent comparable	Discount Factor	-#	-#	-#
Preferred Stocks			transaction price(s)

				Market Performance	26%	26%	Decrease
				Adjustment
			Market comparable	Sales Growth Rate	12% - 25%	20%	Increase
				Enterprise Value to Sales	4.3x - 5.5x	5.0x	Increase
				Multiple
				Discount for Lack of	10%	10%	Decrease
				Marketability
				Discount Rate for Cost of	25%	25%	Decrease
				Equity
				Enterprise Value to Gross	7.3x - 15.2x	12.4x	Increase
				Profit Multiple
				Projected Enterprise Value to	11.9x	11.9x	Increase
				Gross Profit Multiple

				Gross Profit Growth Rate	15% - 25%	21%	Increase

				Market Performance	26%	26%	Decrease
				Adjustment

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.